LONG-TERM LOANS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long Term Loans Abstract
Long-term loan	$ 10,403	$ 12,620
Less - current maturities	2,206	2,160
Long-term loans	$ 8,197	$ 10,460